SHARE CAPITAL - Issued share capital and issuance of share capital (Details)					12 Months Ended	13 Months Ended
		Dec. 21, 2021 CAD ($) shares $ / shares	Dec. 20, 2021 $ / shares	Nov. 12, 2020 CAD ($)	Aug. 31, 2022 CAD ($) shares	Sep. 30, 2023 CAD ($) shares	Nov. 12, 2021 CAD ($)	Aug. 31, 2021 shares
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares					78,453,879	81,161,630
Number of shares outstanding (in shares) | shares	[1]				78,453,879	81,161,630		74,696,506
Issued capital					$ 769,725,000	$ 776,906,000	$ 3,502,000
Shares issued related to business combination, net of issue costs (in shares) | shares					259,798	2,621,370
Share issuance costs				$ 4,305,000
Weighted average price (in CAD per share) | $ / shares		$ 10.12
EIC Share Purchase Agreement
Disclosure of classes of share capital [line items]
Proceeds from issuing shares					$ 3,500,000	$ 6,500,000
Share issuance costs					$ 12,000
BAT
Disclosure of classes of share capital [line items]
Proceeds from issuing shares						6,352,000
Share issuance costs						$ 18,000
Increase in number of ordinary shares issued (in shares) | shares					(664,929)	0
Laurentian
Disclosure of classes of share capital [line items]
Shares issued related to business combination, net of issue costs (in shares) | shares	[1]				2,724,111
Share issuance costs		$ 55,000
Number of instruments or interests issued or issuable (in shares) | shares		2,724,111			2,724,111
Share consideration		$ 26,000,000
Weighted average price (in CAD per share) | $ / shares		$ 10.12	$ 9.56
Laurentian | FAIR VALUE ADJUSTMENT
Disclosure of classes of share capital [line items]
Share consideration		$ 27,568,000
Edibles and Infusions Corporation
Disclosure of classes of share capital [line items]
Shares issued related to business combination, net of issue costs (in shares) | shares	[1]				259,798	2,621,370
Share issuance costs						$ 19,000

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.